CONCENTRATIONS (Tables)	6 Months Ended
Apr. 30, 2025
CONCENTRATIONS
Summary of concentration of risk

	Six Months Ended April 30,
Carrier	2025	2024
A	39%	*
B	36%	*
C	10%	*
D	*	49%
E	*	15%
F	*	15%
*Less than 10%